Schedule of other payables and accruals (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables	$ 15,003
Accruals	3,500
Other payables and accrued expense	18,503
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables	816,176	$ 719,711
Accruals	48,734	129,740
Deposit received	13,511	106,612
Other payables and accrued expense	$ 878,421	$ 956,063